STOCK OPTION RESERVE (Details 2) - Stock Option Granted [Member]	12 Months Ended
Mar. 31, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Grant price	$ 0.0445
Expected life	5 years 9 months
Risk free interest rate	4.14%
Expected volatility	135.80%
Expected dividend as percentage, share options granted